PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2022 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 93.3%
Asset-Backed Securities 3.3%
Collateralized Loan Obligations
BlueMountain CLO Ltd. (Cayman Islands), Series 2016-02A, Class A1R2, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	5.795%(c)	08/20/32	20,000	$19,403,940
BlueMountain Fuji US CLO Ltd. (Cayman Islands), Series 2017-02A, Class A1AR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)	5.243(c)	10/20/30	5,000	4,926,414
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1A, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)	5.408(c)	07/27/31	5,237	5,160,944
Series 2015-04A, Class A1R, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 0.000%)	5.583(c)	07/20/32	7,000	6,842,772

Guggenheim CLO STAT Ltd. (Cayman Islands), Series 2022-01A, Class A1A, 144A, 3 Month SOFR + 2.590% (Cap N/A, Floor 2.590%)	6.709(c)	10/25/31	25,000	24,885,200
KKR Static CLO Ltd. (Cayman Islands), Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.220% (Cap N/A, Floor 2.220%)	6.738(c)	10/20/31	40,000	39,985,900
Madison Park Funding Ltd. (Cayman Islands), Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	5.154(c)	10/15/32	7,500	7,338,817
Signal Peak CLO Ltd., Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)	5.468(c)	04/25/31	9,400	9,190,464
TICP CLO Ltd. (Cayman Islands), Series 2017-09A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)	5.383(c)	01/20/31	14,250	14,031,989
TSTAT Ltd. (Bermuda), Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.370% (Cap N/A, Floor 2.370%)	0.000(c)	01/20/31	24,000	23,940,000

Total Asset-Backed Securities (cost $156,028,412)				155,706,440
Corporate Bonds 76.2%
Aerospace & Defense 2.5%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A(a)	6.000	02/15/28	15,150	14,206,004
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	17,950	17,680,750
Sr. Unsec’d. Notes, 144A	7.500	12/01/24	13,100	13,198,250

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense (cont’d.)
Bombardier, Inc. (Canada), (cont’d.)
Sr. Unsec’d. Notes, 144A	7.500%	03/15/25	8,866	$8,851,548
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	14,325	14,059,271

Spirit AeroSystems, Inc., Sec’d. Notes, 144A	7.500	04/15/25	6,286	6,217,366
TransDigm UK Holdings PLC, Gtd. Notes	6.875	05/15/26	8,575	8,363,198
TransDigm, Inc.,
Gtd. Notes(a)	5.500	11/15/27	20,458	19,281,082
Gtd. Notes(a)	7.500	03/15/27	6,788	6,803,051
Sr. Sec’d. Notes, 144A(a)	6.250	03/15/26	8,475	8,425,626
				117,086,146
Airlines 1.0%
American Airlines, Inc., Sr. Sec’d. Notes, 144A	11.750	07/15/25	2,721	3,022,972
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Sec’d. Notes, 144A	5.500	04/20/26	39,119	37,892,619
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Sr. Sec’d. Notes, 144A	5.750	01/20/26	2,325	2,203,496
United Airlines, Inc., Sr. Sec’d. Notes, 144A	4.375	04/15/26	6,577	6,117,819
				49,236,906
Apparel 0.3%
Hanesbrands, Inc., Gtd. Notes, 144A(a)	4.875	05/15/26	6,625	6,030,309
William Carter Co. (The), Gtd. Notes, 144A	5.625	03/15/27	8,090	7,795,204
				13,825,513
Auto Manufacturers 0.4%
Allison Transmission, Inc., Sr. Unsec’d. Notes, 144A(a)	4.750	10/01/27	5,024	4,668,107
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.700	08/10/26	1,750	1,534,326
Sr. Unsec’d. Notes	4.950	05/28/27	2,300	2,176,483
Sr. Unsec’d. Notes	5.584	03/18/24	1,525	1,511,660

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)

Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A(a)	7.750%	10/15/25	6,625	$6,028,021
PM General Purchaser LLC, Sr. Sec’d. Notes, 144A	9.500	10/01/28	2,950	2,580,367
				18,498,964
Auto Parts & Equipment 0.6%
Adient Global Holdings Ltd., Gtd. Notes, 144A(a)	4.875	08/15/26	6,695	6,236,125
American Axle & Manufacturing, Inc.,
Gtd. Notes(a)	6.250	03/15/26	1,341	1,277,910
Gtd. Notes(a)	6.500	04/01/27	4,444	4,180,352

Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	5.750	04/15/25	12,473	12,173,024
Dana, Inc., Sr. Unsec’d. Notes	5.375	11/15/27	1,400	1,288,761
Titan International, Inc., Sr. Sec’d. Notes	7.000	04/30/28	2,300	2,185,040
				27,341,212
Banks 0.4%
Freedom Mortgage Corp., Sr. Unsec’d. Notes, 144A	7.625	05/01/26	3,925	3,372,920
Popular, Inc. (Puerto Rico), Sr. Unsec’d. Notes(a)	6.125	09/14/23	16,300	16,340,750
				19,713,670
Building Materials 1.2%
Cemex SAB de CV (Mexico), Gtd. Notes, 144A	7.375	06/05/27	1,885	1,909,034
Eco Material Technologies, Inc., Sr. Sec’d. Notes, 144A	7.875	01/31/27	4,575	4,352,619
JELD-WEN, Inc.,
Gtd. Notes, 144A	4.625	12/15/25	450	381,355
Gtd. Notes, 144A(a)	4.875	12/15/27	6,927	5,418,663
Sr. Sec’d. Notes, 144A	6.250	05/15/25	1,850	1,755,848

Masonite International Corp., Gtd. Notes, 144A	5.375	02/01/28	1,652	1,495,060
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A(a)	4.750	01/15/28	9,100	8,253,307

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Building Materials (cont’d.)
Standard Industries, Inc., (cont’d.)
Sr. Unsec’d. Notes, 144A(a)	5.000%	02/15/27	36,511	$33,816,775

Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes, 144A	6.500	03/15/27	330	322,999
				57,705,660
Chemicals 2.5%
Avient Corp., Sr. Unsec’d. Notes, 144A	5.750	05/15/25	27,462	26,836,987
Cornerstone Chemical Co., Sr. Sec’d. Notes, 144A(a)	6.750	08/15/24	6,000	4,916,424
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A(a)	4.875	06/01/24	9,350	9,075,344
Olympus Water US Holding Corp., Sr. Sec’d. Notes, 144A(a)	4.250	10/01/28	3,481	2,820,396
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250	04/01/25	16,813	15,091,607
SPCM SA (France), Sr. Unsec’d. Notes, 144A	3.125	03/15/27	18,392	15,725,160
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A	10.500	08/01/24(d)	9,649	5,741,021
Sr. Sec’d. Notes, 144A	10.875	08/01/24(d)	4,878	4,804,564
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A	5.750	07/15/25	4,070	1,414,325
Sr. Sec’d. Notes, 144A	9.500	07/01/25	25,261	18,503,682
WR Grace Holdings LLC,
Sr. Sec’d. Notes, 144A	4.875	06/15/27	4,915	4,403,488
Sr. Sec’d. Notes, 144A	5.625	10/01/24	8,500	8,311,102
				117,644,100
Commercial Services 3.9%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A(a)	5.500	03/01/28	5,453	5,094,181
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26	55,846	53,071,775
Sr. Unsec’d. Notes, 144A(a)	9.750	07/15/27	8,179	7,378,502
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28	9,966	8,371,440
Sr. Sec’d. Notes, 144A	4.625	06/01/28	3,625	3,040,469

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)

Alta Equipment Group, Inc., Sec’d. Notes, 144A	5.625%	04/15/26		19,350	$17,111,722
AMN Healthcare, Inc., Gtd. Notes, 144A	4.625	10/01/27		14,965	13,837,481
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A	4.750	04/01/28		1,020	895,600
Gtd. Notes, 144A(a)	5.750	07/15/27		6,575	6,109,252
Gtd. Notes, 144A	5.750	07/15/27		13,920	12,812,717

Avis Budget Finance PLC, Gtd. Notes	4.750	01/30/26	EUR	1,825	1,800,228
Brink’s Co. (The),
Gtd. Notes, 144A(a)	4.625	10/15/27		1,311	1,210,951
Gtd. Notes, 144A	5.500	07/15/25		3,885	3,834,216

Herc Holdings, Inc., Gtd. Notes, 144A	5.500	07/15/27		11,216	10,490,536
Hertz Corp. (The), Gtd. Notes, 144A	4.625	12/01/26		2,025	1,757,891
MPH Acquisition Holdings LLC, Sr. Sec’d. Notes, 144A	5.500	09/01/28		6,250	4,993,457
Verscend Escrow Corp., Sr. Unsec’d. Notes, 144A	9.750	08/15/26		32,143	32,181,463
					183,991,881
Computers 0.5%
CA Magnum Holdings (India), Sr. Sec’d. Notes, 144A	5.375	10/31/26		2,100	1,848,000
NCR Corp., Gtd. Notes, 144A	5.750	09/01/27		11,625	11,304,191
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Sr. Sec’d. Notes, 144A	5.750	06/01/25		12,417	12,328,696
					25,480,887
Distribution/Wholesale 0.3%
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875	12/15/28		18,599	16,082,543
Diversified Financial Services 3.2%
Bread Financial Holdings, Inc., Gtd. Notes, 144A	4.750	12/15/24		20,365	17,780,145

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
goeasy Ltd. (Canada),
Gtd. Notes, 144A	4.375%	05/01/26	4,250	$3,724,062
Gtd. Notes, 144A	5.375	12/01/24	27,557	26,179,150

Home Point Capital, Inc., Gtd. Notes, 144A	5.000	02/01/26	2,700	1,640,201
LD Holdings Group LLC,
Gtd. Notes, 144A	6.125	04/01/28	12,625	6,377,290
Gtd. Notes, 144A(a)	6.500	11/01/25	2,700	1,765,028

LFS Topco LLC, Gtd. Notes, 144A	5.875	10/15/26	11,200	9,097,988
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.500	08/15/28	9,470	8,024,004
Gtd. Notes, 144A(a)	6.000	01/15/27	5,875	5,341,514

Navient Corp., Sr. Unsec’d. Notes, MTN	6.125	03/25/24	14,883	14,836,393
OneMain Finance Corp.,
Gtd. Notes	3.500	01/15/27	1,000	823,670
Gtd. Notes	3.875	09/15/28	2,525	2,004,911
Gtd. Notes	6.875	03/15/25	20,447	19,870,982
Gtd. Notes(a)	7.125	03/15/26	17,838	17,288,500
Gtd. Notes	8.250	10/01/23	4,775	4,808,631

PennyMac Financial Services, Inc., Gtd. Notes, 144A(a)	5.375	10/15/25	5,075	4,642,814
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., Gtd. Notes, 144A(a)	2.875	10/15/26	2,519	2,147,792
VistaJet Malta Finance PLC/XO Management Holding, Inc. (Switzerland), Sr. Unsec’d. Notes, 144A(a)	7.875	05/01/27	6,075	5,497,875
				151,850,950
Electric 1.9%
Calpine Corp.,
Sr. Sec’d. Notes, 144A	4.500	02/15/28	12,610	11,536,507
Sr. Sec’d. Notes, 144A	5.250	06/01/26	7,765	7,449,580
Sr. Unsec’d. Notes, 144A(a)	5.125	03/15/28	9,786	8,812,550
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	6,098	5,836,749
Gtd. Notes	6.625	01/15/27	2,376	2,394,525
Gtd. Notes, 144A	5.250	06/15/29	5,000	4,609,729
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000	07/31/27	19,991	18,722,782

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Vistra Operations Co. LLC, (cont’d.)
Gtd. Notes, 144A(a)	5.500%	09/01/26	9,867	$9,546,438
Gtd. Notes, 144A	5.625	02/15/27	20,675	19,994,929
				88,903,789
Electrical Components & Equipment 0.6%
Energizer Holdings, Inc., Gtd. Notes, 144A	6.500	12/31/27	1,641	1,565,938
WESCO Distribution, Inc.,
Gtd. Notes, 144A	7.125	06/15/25	21,648	21,919,296
Gtd. Notes, 144A(a)	7.250	06/15/28	5,999	6,080,522
				29,565,756
Electronics 0.4%
Likewize Corp., Sr. Sec’d. Notes, 144A	9.750	10/15/25	16,109	14,854,486
Sensata Technologies BV,
Gtd. Notes, 144A(a)	5.000	10/01/25	3,495	3,433,837
Gtd. Notes, 144A	5.625	11/01/24	1,050	1,044,750
				19,333,073
Energy-Alternate Sources 0.1%
Enviva Partners LP/Enviva Partners Finance Corp., Gtd. Notes, 144A(a)	6.500	01/15/26	5,525	5,281,664
Engineering & Construction 0.2%
AECOM, Gtd. Notes	5.125	03/15/27	7,640	7,431,844
Artera Services LLC, Sr. Sec’d. Notes, 144A(a)	9.033	12/04/25	2,025	1,674,031
				9,105,875
Entertainment 4.0%
AMC Entertainment Holdings, Inc., Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	10.000	06/15/26	2,436	910,744
Caesars Entertainment, Inc., Sr. Sec’d. Notes, 144A	6.250	07/01/25	55,257	54,521,036

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Entertainment (cont’d.)
Caesars Resort Collection LLC/CRC Finco, Inc., Sr. Sec’d. Notes, 144A(a)	5.750%	07/01/25		9,419	$9,313,461
CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.375	05/01/26		11,865	11,016,348
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625	04/15/26		13,666	13,518,973
International Game Technology PLC,
Sr. Sec’d. Notes, 144A	4.125	04/15/26		4,725	4,431,672
Sr. Sec’d. Notes, 144A	6.250	01/15/27		9,300	9,241,875
Sr. Sec’d. Notes, 144A(a)	6.500	02/15/25		19,276	19,324,913

Jacobs Entertainment, Inc., Sr. Unsec’d. Notes, 144A	6.750	02/15/29		4,000	3,600,000
Motion Bondco DAC (United Kingdom), Gtd. Notes, 144A(a)	6.625	11/15/27		7,575	6,476,625
Penn Entertainment, Inc., Sr. Unsec’d. Notes, 144A	5.625	01/15/27		20,083	18,647,315
Scientific Games International, Inc., Gtd. Notes, 144A	8.625	07/01/25		11,910	12,282,531
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Sr. Unsec’d. Notes, 144A	7.750	04/15/25		29,925	29,958,807
					193,244,300
Environmental Control 0.0%
GFL Environmental, Inc. (Canada), Gtd. Notes, 144A	4.000	08/01/28		1,700	1,455,625
Foods 2.5%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	3.250	03/15/26		2,135	1,937,539
Gtd. Notes, 144A	4.625	01/15/27		17,925	16,614,155
B&G Foods, Inc.,
Gtd. Notes	5.250	04/01/25		24,430	21,570,680
Gtd. Notes(a)	5.250	09/15/27		17,976	14,354,236

Chobani LLC/Chobani Finance Corp., Inc., Gtd. Notes, 144A(a)	7.500	04/15/25		23,836	23,313,654
Lamb Weston Holdings, Inc., Gtd. Notes, 144A(a)	4.875	05/15/28		1,000	946,356
Market Bidco Finco PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.500	11/04/27	GBP	6,500	5,951,350

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Foods (cont’d.)

Pilgrim’s Pride Corp., Gtd. Notes, 144A	5.875%	09/30/27	28,360	$28,016,330
Post Holdings, Inc., Gtd. Notes, 144A(a)	5.750	03/01/27	3,199	3,119,645
US Foods, Inc., Sr. Sec’d. Notes, 144A	6.250	04/15/25	5,850	5,862,064
				121,686,009
Gas 0.9%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25	18,224	17,689,812
Sr. Unsec’d. Notes	5.625	05/20/24	2,993	2,971,035
Sr. Unsec’d. Notes	5.750	05/20/27	10,598	10,109,535
Sr. Unsec’d. Notes	5.875	08/20/26	11,889	11,394,947
				42,165,329
Healthcare-Services 2.5%
HCA, Inc., Gtd. Notes	7.050	12/01/27	15,705	16,458,155
Legacy LifePoint Health LLC,
Sr. Sec’d. Notes, 144A(a)	4.375	02/15/27	24,830	20,800,755
Sr. Sec’d. Notes, 144A(a)	6.750	04/15/25	7,725	7,118,224

Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A	7.250	11/01/25	41,378	35,394,718
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A(a)	9.750	12/01/26	21,883	17,421,698
Tenet Healthcare Corp.,
Gtd. Notes, 144A(a)	6.125	10/01/28	8,968	7,910,542
Sr. Sec’d. Notes(a)	4.625	07/15/24	7,585	7,422,329
Sr. Sec’d. Notes, 144A	4.875	01/01/26	2,500	2,373,814
Sr. Sec’d. Notes, 144A	5.125	11/01/27	4,642	4,349,385
				119,249,620
Home Builders 4.5%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	6.625	01/15/28	3,635	3,242,834
Beazer Homes USA, Inc.,
Gtd. Notes(a)	5.875	10/15/27	16,812	14,698,600
Gtd. Notes	6.750	03/15/25	12,045	11,596,793

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)
Beazer Homes USA, Inc., (cont’d.)
Gtd. Notes	7.250%	10/15/29	6,417	$5,667,275

Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada), Gtd. Notes, 144A(a)	6.250	09/15/27	31,689	27,965,542
Century Communities, Inc., Gtd. Notes	6.750	06/01/27	9,196	8,953,263
Empire Communities Corp. (Canada), Sr. Unsec’d. Notes, 144A	7.000	12/15/25	30,366	26,722,080
Forestar Group, Inc.,
Gtd. Notes, 144A	3.850	05/15/26	16,810	15,064,594
Gtd. Notes, 144A	5.000	03/01/28	3,150	2,686,744

M/I Homes, Inc., Gtd. Notes	4.950	02/01/28	8,974	7,849,618
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.250	12/15/27	33,644	30,192,126
Meritage Homes Corp., Gtd. Notes	6.000	06/01/25	5,200	5,157,408
Shea Homes LP/Shea Homes Funding Corp., Sr. Unsec’d. Notes	4.750	02/15/28	6,075	5,245,377
STL Holding Co. LLC, Sr. Unsec’d. Notes, 144A	7.500	02/15/26	11,259	9,800,921
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	693	647,837
Gtd. Notes, 144A	5.875	06/15/27	6,681	6,399,417

Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A	5.625	03/01/24	13,425	13,257,187
Tri Pointe Homes, Inc.,
Gtd. Notes	5.250	06/01/27	21,693	19,605,386
Gtd. Notes	5.700	06/15/28	2,393	2,160,488
				216,913,490
Household Products/Wares 0.1%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada),
Gtd. Notes, 144A(a)	7.000	12/31/27	3,000	2,490,000
Sr. Sec’d. Notes, 144A	5.000	12/31/26	900	819,000
				3,309,000

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Housewares 0.0%
Scotts Miracle-Gro Co. (The), Gtd. Notes(a)	4.500%	10/15/29	1,750	$1,439,422
Internet 1.8%
Cablevision Lightpath LLC, Sr. Sec’d. Notes, 144A	3.875	09/15/27	11,805	10,097,659
Cogent Communications Group, Inc., Sr. Sec’d. Notes, 144A	3.500	05/01/26	1,150	1,045,786
Gen Digital, Inc., Sr. Unsec’d. Notes, 144A	5.000	04/15/25	47,505	46,665,496
Go Daddy Operating Co. LLC/GD Finance Co., Inc., Gtd. Notes, 144A(a)	5.250	12/01/27	15,010	14,326,045
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc., Sr. Sec’d. Notes, 144A	4.750	04/30/27	16,180	14,367,371
				86,502,357
Iron/Steel 0.2%
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625	01/31/29	5,861	5,696,551
Cleveland-Cliffs, Inc., Sr. Sec’d. Notes, 144A(a)	6.750	03/15/26	2,800	2,817,922
				8,514,473
Leisure Time 0.1%
Viking Cruises Ltd., Gtd. Notes, 144A	6.250	05/15/25	3,000	2,707,500
Lodging 2.4%
Genting New York LLC/GENNY Capital, Inc., Sr. Unsec’d. Notes, 144A	3.300	02/15/26	4,711	4,171,565
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes	2.900	06/25/25	900	834,989
Sr. Unsec’d. Notes	3.500	08/18/26	700	638,699
MGM Resorts International,
Gtd. Notes(a)	4.625	09/01/26	12,877	11,888,196
Gtd. Notes(a)	4.750	10/15/28	13,264	11,803,729
Gtd. Notes(a)	5.500	04/15/27	17,000	16,046,459
Gtd. Notes(a)	5.750	06/15/25	965	943,528
Gtd. Notes(a)	6.750	05/01/25	13,821	13,782,059

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Lodging (cont’d.)

Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A	5.875%	05/15/25	22,995	$21,659,983
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A(a)	4.875	10/01/24	9,393	8,747,231
Sr. Unsec’d. Notes, 144A(a)	5.500	01/15/26	16,839	15,155,100
Sr. Unsec’d. Notes, 144A	5.500	10/01/27	7,650	6,483,375
Sr. Unsec’d. Notes, 144A(a)	5.625	08/26/28	2,337	1,939,710
				114,094,623
Machinery-Diversified 1.3%
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	10.125	08/01/24	38,660	37,259,548
TK Elevator US Newco, Inc. (Germany), Sr. Sec’d. Notes, 144A	5.250	07/15/27	26,957	24,464,016
				61,723,564
Media 10.4%
AMC Networks, Inc., Gtd. Notes	5.000	04/01/24	7,200	6,877,135
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.000	02/01/28	30,239	27,747,010
Sr. Unsec’d. Notes, 144A	5.125	05/01/27	57,054	53,633,568
Sr. Unsec’d. Notes, 144A	5.500	05/01/26	22,529	21,826,386
CSC Holdings LLC,
Gtd. Notes, 144A	5.375	02/01/28	22,800	20,477,762
Gtd. Notes, 144A	5.500	04/15/27	45,376	41,582,180
Sr. Unsec’d. Notes(a)	5.250	06/01/24	2,750	2,656,988
Sr. Unsec’d. Notes, 144A(a)	7.500	04/01/28	12,585	9,804,035

Diamond Sports Group LLC/Diamond Sports Finance Co., Sec’d. Notes, 144A (original cost $15,609,994; purchased 07/18/19 - 07/05/22 )(a)(f)	5.375	08/15/26	18,919	2,944,369
DISH DBS Corp.,
Gtd. Notes(a)	5.000	03/15/23	30,616	30,407,893
Gtd. Notes(a)	5.875	11/15/24	15,902	15,106,900
Gtd. Notes	7.750	07/01/26	46,200	38,588,719
Gray Television, Inc.,
Gtd. Notes, 144A	5.875	07/15/26	37,012	34,112,935
Gtd. Notes, 144A(a)	7.000	05/15/27	2,000	1,838,943

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
iHeartCommunications, Inc.,
Gtd. Notes(a)	8.375%	05/01/27	16,615	$14,764,890
Sr. Sec’d. Notes(a)	6.375	05/01/26	11,945	11,338,044
Sr. Sec’d. Notes, 144A(a)	4.750	01/15/28	12,578	10,838,416

Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A	5.375	08/15/27	23,983	22,200,356
Nexstar Media, Inc., Gtd. Notes, 144A	5.625	07/15/27	41,350	39,183,694
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Sec’d. Notes, 144A	4.500	09/15/26	24,349	19,954,053
Sinclair Television Group, Inc., Gtd. Notes, 144A (original cost $2,834,450; purchased 09/01/21 - 05/02/22 )(a)(f)	5.125	02/15/27	3,020	2,531,027
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	5.125	02/15/25	48,891	47,448,890
Sr. Sec’d. Notes, 144A	6.625	06/01/27	12,490	12,244,787
Videotron Ltd. (Canada),
Gtd. Notes, 144A	5.125	04/15/27	412	389,855
Gtd. Notes, 144A(a)	5.375	06/15/24	7,288	7,215,120
				495,713,955
Mining 2.4%
Constellium SE, Gtd. Notes, 144A(a)	5.875	02/15/26	4,236	4,055,970
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.500	03/01/24	20,161	19,811,963
Gtd. Notes, 144A	7.500	04/01/25	17,923	17,663,116
Freeport-McMoRan, Inc.,
Gtd. Notes	3.875	03/15/23	15,235	15,169,342
Gtd. Notes	4.375	08/01/28	1,820	1,684,338

Hudbay Minerals, Inc. (Canada), Gtd. Notes, 144A	4.500	04/01/26	20,285	18,357,925
New Gold, Inc. (Canada), Gtd. Notes, 144A	7.500	07/15/27	5,250	4,685,625
Novelis Corp., Gtd. Notes, 144A	3.250	11/15/26	37,023	33,253,198
				114,681,477

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Miscellaneous Manufacturing 0.2%
Amsted Industries, Inc., Gtd. Notes, 144A	5.625%	07/01/27		11,346	$10,767,410
Oil & Gas 3.7%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	8.250	02/15/26		7,675	7,637,097
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes^	7.875	12/15/24(d)		10,985	74,698
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26		1,750	1,719,932
Gtd. Notes, 144A	9.000	11/01/27		7,789	9,658,525

Athabasca Oil Corp. (Canada), Sec’d. Notes, 144A	9.750	11/01/26		18,792	20,130,930
Chesapeake Energy Corp., Gtd. Notes, 144A(a)	5.500	02/01/26		2,425	2,354,439
CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A	7.000	06/15/25		9,285	9,153,877
CNX Resources Corp., Gtd. Notes, 144A	7.250	03/14/27		6,275	6,252,418
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750	01/30/28		11,943	11,753,713
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	5.750	02/01/29		1,200	1,101,146
MEG Energy Corp. (Canada), Gtd. Notes, 144A	7.125	02/01/27		15,478	15,694,847
Nabors Industries Ltd., Gtd. Notes, 144A	7.250	01/15/26		6,225	5,983,781
Nabors Industries, Inc.,
Gtd. Notes	5.750	02/01/25		4,190	4,022,618
Gtd. Notes, 144A(a)	7.375	05/15/27		7,625	7,441,014
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes(a)	5.875	09/01/25		4,250	4,290,323
Sr. Unsec’d. Notes	6.950	07/01/24		83	84,175
Sr. Unsec’d. Notes	7.150	05/15/28		5,000	5,183,978

Parkland Corp. (Canada), Gtd. Notes, 144A(a)	5.875	07/15/27		9,825	9,395,156
Precision Drilling Corp. (Canada), Gtd. Notes, 144A	7.125	01/15/26		8,221	8,036,028
Preem Holdings AB (Sweden), Sr. Unsec’d. Notes, 144A	12.000	06/30/27	EUR	11,700	12,893,346

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Range Resources Corp.,
Gtd. Notes	4.875%	05/15/25	6,078	$5,890,807
Gtd. Notes	5.000	03/15/23	11,308	11,279,900

Southwestern Energy Co., Gtd. Notes	8.375	09/15/28	9,234	9,623,370
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	5.875	03/15/28	865	830,794
Gtd. Notes(a)	6.000	04/15/27	6,575	6,511,246

Transocean, Inc., Gtd. Notes, 144A	7.500	01/15/26	900	759,870
				177,758,028
Packaging & Containers 1.6%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes, 144A(a)	4.125	08/15/26	5,553	4,872,758
Sr. Unsec’d. Notes, 144A(a)	5.250	08/15/27	3,475	2,588,145

Graham Packaging Co., Inc., Gtd. Notes, 144A(a)	7.125	08/15/28	11,950	10,154,658
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada), Sr. Sec’d. Notes, 144A	6.000	09/15/28	17,732	14,274,260
LABL, Inc.,
Sr. Sec’d. Notes, 144A(a)	5.875	11/01/28	10,900	9,687,389
Sr. Sec’d. Notes, 144A	6.750	07/15/26	7,075	6,758,747
Sr. Unsec’d. Notes, 144A(a)	10.500	07/15/27	1,750	1,610,433
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A(a)	6.375	08/15/25	5,435	5,220,248
Gtd. Notes, 144A(a)	6.625	05/13/27	563	543,460

Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, Sr. Sec’d. Notes, 144A	4.000	10/15/27	2,675	2,352,862
Trident TPI Holdings, Inc.,
Gtd. Notes, 144A	6.625	11/01/25	19,422	16,710,550
Gtd. Notes, 144A	9.250	08/01/24	2,000	1,914,598
				76,688,108
Pharmaceuticals 1.4%
AdaptHealth LLC, Gtd. Notes, 144A	6.125	08/01/28	14,451	13,339,323

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
Bausch Health Americas, Inc., Gtd. Notes, 144A(a)	8.500%	01/31/27	38,200	$18,790,618
Bausch Health Cos., Inc.,
Gtd. Notes, 144A(a)	5.000	01/30/28	4,150	1,784,500
Gtd. Notes, 144A(a)	7.000	01/15/28	3,468	1,508,580
Sr. Sec’d. Notes, 144A	4.875	06/01/28	784	478,240

P&L Development LLC/PLD Finance Corp., Sr. Sec’d. Notes, 144A	7.750	11/15/25	36,954	29,919,243
				65,820,504
Pipelines 1.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.750	03/01/27	2,200	2,121,204
Gtd. Notes, 144A	7.875	05/15/26	22,775	23,360,121
EQM Midstream Partners LP,
Sr. Unsec’d. Notes(a)	4.125	12/01/26	3,729	3,429,591
Sr. Unsec’d. Notes, 144A	6.000	07/01/25	920	904,523

Global Partners LP/GLP Finance Corp., Gtd. Notes	7.000	08/01/27	6,197	5,884,489
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	3.600	05/15/25	7,020	6,580,116
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A(a)	6.000	03/01/27	3,890	3,700,137
Gtd. Notes, 144A	7.500	10/01/25	7,060	7,150,280
Western Midstream Operating LP,
Sr. Unsec’d. Notes(a)	3.350	02/01/25	3,180	3,049,453
Sr. Unsec’d. Notes	3.950	06/01/25	3,050	2,930,921
				59,110,835
Real Estate 1.4%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	7.875	11/15/25	40,709	34,615,679
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750	12/01/25	8,150	7,917,168
Howard Hughes Corp. (The), Gtd. Notes, 144A	5.375	08/01/28	27,588	24,995,822
				67,528,669

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) 4.6%
Diversified Healthcare Trust,
Gtd. Notes	9.750%	06/15/25		22,528	$21,934,766
Sr. Unsec’d. Notes	4.750	05/01/24		10,585	9,268,904
Sr. Unsec’d. Notes(a)	4.750	02/15/28		3,000	2,053,121
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	0.993	10/15/26	EUR	1,900	1,494,028
Gtd. Notes(a)	5.000	10/15/27		11,288	9,630,337
Gtd. Notes(a)	5.250	08/01/26		6,500	5,818,002

Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Sec’d. Notes, 144A	7.500	06/01/25		24,729	24,895,362
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes(a)	4.750	10/15/27		12,414	11,350,510
Sabra Health Care LP, Gtd. Notes	5.125	08/15/26		650	615,001
SBA Communications Corp., Sr. Unsec’d. Notes(a)	3.875	02/15/27		21,953	20,275,530
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A	7.875	02/15/25		94,573	95,246,099
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.250	12/01/26		4,290	3,998,965
Gtd. Notes, 144A	4.500	09/01/26		10,120	9,491,349
Gtd. Notes, 144A	5.625	05/01/24		5,088	5,048,189
					221,120,163
Retail 1.8%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sr. Sec’d. Notes, 144A	3.875	01/15/28		1,900	1,695,370
At Home Group, Inc., Sr. Sec’d. Notes, 144A(a)	4.875	07/15/28		725	532,054
Brinker International, Inc.,
Gtd. Notes, 144A	5.000	10/01/24		7,978	7,701,345
Sr. Unsec’d. Notes	3.875	05/15/23		9,585	9,503,348
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.375	02/07/25	EUR	5,307	4,807,475
Sr. Sec’d. Notes	6.250	10/30/25	EUR	6,809	6,179,430
Sr. Sec’d. Notes, 144A(a)	6.750	02/07/25		20,050	18,145,250
Sr. Sec’d. Notes, 144A(a)	8.500	10/30/25		17,426	16,554,700

Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes, 144A	5.375	04/01/26		2,800	2,576,640

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)

Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625%	12/01/25	13,845	$13,257,123
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.875	03/01/27	2,450	2,348,654
White Cap Parent LLC, Sr. Unsec’d. Notes, 144A, Cash coupon 8.250% or PIK 9.000%(a)	8.250	03/15/26	5,000	4,292,077
				87,593,466
Software 1.9%
Boxer Parent Co., Inc.,
Sec’d. Notes, 144A	9.125	03/01/26	650	621,512
Sr. Sec’d. Notes, 144A	7.125	10/02/25	16,590	16,191,908

Camelot Finance SA, Sr. Sec’d. Notes, 144A(a)	4.500	11/01/26	66,801	63,163,686
Clarivate Science Holdings Corp., Sr. Sec’d. Notes, 144A(a)	3.875	07/01/28	6,185	5,548,709
SS&C Technologies, Inc., Gtd. Notes, 144A(a)	5.500	09/30/27	8,000	7,651,558
				93,177,373
Telecommunications 5.1%
Altice France SA (France), Sr. Sec’d. Notes, 144A(a)	8.125	02/01/27	32,099	30,574,298
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A	8.000	12/31/26	3,128	1,579,494
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%	13.000	12/31/25	11,364	7,159,051
Sr. Sec’d. Notes, 144A(a)	8.750	05/25/24	15,663	13,685,546
Sr. Sec’d. Notes, 144A	8.750	05/25/24	14,353	12,487,163

Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750	03/01/23	11,300	4,294,000
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A(a)	6.500	10/15/26	13,720	12,965,400
Sr. Sec’d. Notes, 144A(a)	7.000	10/15/28	4,425	4,166,359

Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes^(a)	5.500	08/01/23(d)	6,971	7

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Level 3 Financing, Inc.,
Gtd. Notes, 144A	4.250%	07/01/28	10,200	$8,079,741
Gtd. Notes, 144A	4.625	09/15/27	3,130	2,654,597
Sr. Sec’d. Notes, 144A	3.400	03/01/27	12,922	11,034,773

Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes	5.750	01/15/23	16,706	16,695,642
Sprint LLC,
Gtd. Notes	7.125	06/15/24	11,700	11,943,810
Gtd. Notes	7.625	02/15/25	2,215	2,295,820
Gtd. Notes	7.625	03/01/26	1,500	1,575,727
Gtd. Notes	7.875	09/15/23	32,839	33,450,042

T-Mobile USA, Inc., Gtd. Notes(a)	2.625	04/15/26	1,052	970,222
Viasat, Inc.,
Sr. Sec’d. Notes, 144A(a)	5.625	04/15/27	7,282	6,688,452
Sr. Unsec’d. Notes, 144A	5.625	09/15/25	39,389	36,663,476

Zayo Group Holdings, Inc., Sr. Sec’d. Notes, 144A(a)	4.000	03/01/27	31,329	22,449,751
				241,413,371
Transportation 0.1%
XPO Escrow Sub LLC, Gtd. Notes, 144A(a)	7.500	11/15/27	2,625	2,666,023
Trucking & Leasing 0.1%
Fortress Transportation & Infrastructure Investors LLC, Sr. Unsec’d. Notes, 144A(a)	5.500	05/01/28	6,125	5,323,823

Total Corporate Bonds (cost $4,015,311,582)				3,643,017,106
Floating Rate and other Loans 7.1%
Airlines 0.5%
United Airlines, Inc., Class B Term Loan, 3 Month LIBOR + 3.750%	8.108(c)	04/21/28	21,470	21,177,848
Chemicals 0.6%
Diamond BC BV, Term Loan B, 3 Month LIBOR + 2.750%	7.164(c)	09/29/28	12,506	12,070,409

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and other Loans (Continued)
Chemicals (cont’d.)
Starfruit Finco BV (Netherlands), Initial Dollar Term Loan, 3 Month LIBOR + 2.750%	7.165%(c)	10/01/25	10,633	$10,346,144
TPC Group, Inc., Term Loan DIP Facility, 1 Month SOFR + 10.114%^	13.910(c)	03/01/23	540	539,900
Venator Materials LLC, Initial Term Loan, 1 Month LIBOR + 3.000%	7.071(c)	08/08/24	9,351	6,747,103
				29,703,556
Commercial Services 0.7%
Cimpress PLC, Tranche B-1 Term Loan, 1 Month LIBOR + 3.500%	7.571(c)	05/17/28	7,110	6,239,025
Trans Union LLC, 2021 Incremental Term B-6 Loan, 1 Month LIBOR + 2.250%	6.321(c)	12/01/28	13,751	13,510,086
Verscend Holding Corp., New Term Loan B, 1 Month LIBOR + 4.000%	8.071(c)	08/27/25	14,744	14,620,623
				34,369,734
Electric 0.1%
Heritage Power LLC, Term Loan B, 3 Month LIBOR + 6.000%	10.415(c)	07/30/26	10,368	3,337,086
Entertainment 0.2%
Golden Entertainment, Inc., Term B Facility Loan (First Lien), 1 Month LIBOR + 3.000%	7.050(c)	10/21/24	9,189	9,097,582
Healthcare-Services 0.3%
LifePoint Health, Inc., First Lien Term B Loan, 1 Month LIBOR + 3.750%	8.165(c)	11/16/25	16,066	14,878,995
Insurance 0.0%
Asurion LLC, New B-09 Term Loan, 1 Month LIBOR + 3.250%	7.321(c)	07/31/27	2,044	1,767,100

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and other Loans (Continued)
Media 0.0%
Diamond Sports Group LLC,
First Lien Term Loan, 1 Month SOFR + 8.100%	11.894%(c)	05/25/26	1,833	$1,731,754
Second Lien Term loan, 1 Month SOFR + 3.350%	7.144(c)	08/24/26	1,546	246,451
				1,978,205
Oil & Gas 0.5%
Ascent Resources Utica Holdings LLC, Second Lien Term Loan, 3 Month LIBOR + 9.000%	12.941(c)	11/01/25	21,327	22,499,985
Packaging & Containers 0.4%
Trident TPI Holdings, Inc.,
First Lien Tranche B-3 Delayed Draw Term Loan, 3 Month LIBOR + 4.000%	7.823(c)	09/15/28	528	505,368
First Lien Tranche B-3 Initial Term Loan, 3 Month LIBOR + 4.000%	7.674(c)	09/15/28	3,707	3,547,433
Tranche B-1 Term Loan, 3 Month LIBOR + 3.250%	6.924(c)	10/17/24	14,295	14,154,152
				18,206,953
Retail 0.2%
LBM Acquisition LLC, First Lien Initial Term Loan, 1 Month LIBOR + 3.750%	7.121(c)	12/17/27	8,641	7,414,674
White Cap Buyer LLC, Term Loan, 1 Month LIBOR + 3.750%	7.874(c)	10/19/27	3,940	3,787,945
				11,202,619
Software 1.5%
Boxer Parent Co., Inc.,
2021 Replacement Dollar Term Loan, 1 Month LIBOR + 3.750%	7.821(c)	10/02/25	18,735	17,946,553
Second Lien Incremental Term Loan, 1 Month LIBOR + 5.500%	9.571(c)	02/27/26	1,125	1,029,062

Camelot Co. (Luxembourg), Amendment No 2 Incremental Term Loans, 1 Month LIBOR + 3.000%	7.071(c)	10/30/26	2,609	2,561,334
Dun & Bradstreet Corp., Term Loan B, 1 Month LIBOR + 3.250%	7.294(c)	02/06/26	9,560	9,418,621
Finastra USA, Inc., First Lien Dollar Term Loan, 6 Month LIBOR + 3.500%	6.871(c)	06/13/24	26,471	23,896,351
Rackspace Technology Global, Inc., Term B Loan, 3 Month LIBOR + 2.750%	7.380(c)	02/15/28	2,312	1,549,597

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and other Loans (Continued)
Software (cont’d.)

Skillsoft Finance II, Inc., Initial Term Loan, 1 Month SOFR + 5.364%	9.158%(c)	07/14/28	11,545	$9,517,157
UKG, Inc., First Lien 2021-2 Incremental Term Loan, 3 Month LIBOR + 3.250%	6.998(c)	05/04/26	5,527	5,326,732
				71,245,407
Telecommunications 2.1%
Digicel International Finance Ltd. (Saint Lucia), First Lien Initial Term B Loan, 1 Month LIBOR + 3.250%	7.321(c)	05/27/24	9,263	7,832,695
Intelsat Jackson Holdings SA (Luxembourg), Term B Loan, 6 Month SOFR + 4.500%	7.445(c)	02/01/29	28,408	27,390,521
MLN US Holdco LLC,
Initial Term Loan, 3 Month LIBOR + 6.440%	10.894(c)	10/18/27	244	235,410
Initial Term Loan, 6 Month SOFR + 6.700%	11.254(c)	10/18/27	552	444,255
Initial Term Loan, 6 Month SOFR + 9.250%^	13.704(c)	10/18/27	4	2,600

Viasat, Inc., Initial Term Loan, 1 Month SOFR + 4.614%	8.701(c)	03/02/29	14,126	13,690,876
West Corp.,
Incremental B1 Term Loan, 3 Month LIBOR + 3.500%	7.915(c)	10/10/24	9,448	8,648,670
Initial Term B Loan, 3 Month LIBOR + 4.000%	8.415(c)	10/10/24	33,653	30,820,697

Xplornet Communications, Inc. (Canada), First Lien Refinancing Term Loan, 1 Month LIBOR + 4.000%	8.071(c)	10/02/28	12,672	10,272,240
				99,337,964

Total Floating Rate and other Loans (cost $365,117,183)				338,803,034
Sovereign Bonds 0.0%
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes, 144A	1.500(cc)	07/31/40	125	49,666
Sr. Unsec’d. Notes, 144A	2.500(cc)	07/31/35	535	232,959
Sr. Unsec’d. Notes, 144A	5.500(cc)	07/31/30	324	196,182
Sr. Unsec’d. Notes, 144A	6.608(s)	07/31/30	92	33,617

Total Sovereign Bonds (cost $814,730)				512,424

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations 5.5%
U.S. Treasury Notes(h)(k)	2.500%	04/30/24	149,620	$145,295,047
U.S. Treasury Notes	4.250	09/30/24	116,645	116,298,710

Total U.S. Treasury Obligations (cost $266,023,810)				261,593,757

	Shares
Common Stocks 1.2%
Electric Utilities 0.1%
GenOn Energy Holdings, Inc. (Class A Stock) (original cost $4,444,497; purchased 02/28/19 )*^(a)(f)	41,315	4,131,500
Gas Utilities 0.2%
Ferrellgas Partners LP (Class B Stock) (original cost $15,214,802; purchased 05/06/15 - 06/06/22 )^(f)	55,306	11,613,154
Hotels, Restaurants & Leisure 0.2%
CEC Entertainment, Inc.*	366,068	7,687,428
Oil, Gas & Consumable Fuels 0.7%
Chesapeake Energy Corp.	319,821	33,101,474
Wireless Telecommunication Services 0.0%
Intelsat Emergence SA (Luxembourg)*	65,184	1,621,452

Total Common Stocks (cost $19,438,044)		58,155,008

	Units
Rights* 0.0%
Wireless Telecommunication Services
Intelsat Jackson Holdings SA, Series A (Luxembourg), CVR, expiring 12/05/25^	6,825	65,048
Intelsat Jackson Holdings SA, Series B (Luxembourg), CVR, expiring 12/05/25^	6,825	13,510

Total Rights (cost $0)		78,558

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Units	Value
Warrants* 0.0%
Chemicals
TPC Group, Inc., expiring 08/01/24^ (cost $1)	6,759,788	$676

Total Long-Term Investments (cost $4,822,733,762)		4,457,867,003

	Shares
Short-Term Investments 15.3%
Affiliated Mutual Funds 12.1%
PGIM Core Short-Term Bond Fund(wc)	5,535,034	50,424,160
PGIM Core Ultra Short Bond Fund(wc)	49,649,022	49,649,022
PGIM Institutional Money Market Fund (cost $478,720,624; includes $477,141,825 of cash collateral for securities on loan)(b)(wc)	479,199,595	478,864,155

Total Affiliated Mutual Funds (cost $578,848,400)		578,937,337
Unaffiliated Fund 3.2%
Dreyfus Government Cash Management (Institutional Shares) (cost $154,169,009)	154,169,009	154,169,009

Total Short-Term Investments (cost $733,017,409)		733,106,346

TOTAL INVESTMENTS 108.6% (cost $5,555,751,171)		5,190,973,349
Liabilities in excess of other assets(z) (8.6)%		(413,138,800)

Net Assets 100.0%		$4,777,834,549

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro
GBP—British Pound

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BARC—Barclays Bank PLC
BNP—BNP Paribas S.A.
BOA—Bank of America, N.A.
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
CSI—Credit Suisse International
CVR—Contingent Value Rights

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
DIP—Debtor-In-Possession
iBoxx—Bond Market Indices
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
MSI—Morgan Stanley & Co International PLC
MTN—Medium Term Note
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
T—Swap payment upon termination

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $16,441,093 and 0.3% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $466,092,000; cash collateral of $477,141,825 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of November 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $38,103,743. The aggregate value of $21,220,050 is 0.4% of net assets.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wc)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at November 30, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,589	2 Year U.S. Treasury Notes	Mar. 2023	$326,316,048	$424,941
53	5 Year Euro-Bobl	Dec. 2022	6,619,871	(159,429)
4,500	5 Year U.S. Treasury Notes	Mar. 2023	488,566,395	2,168,278
650	10 Year U.S. Treasury Notes	Mar. 2023	73,775,000	445,356

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Futures contracts outstanding at November 30, 2022 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
1	30 Year U.S. Ultra Treasury Bonds	Mar. 2023	$136,281	$543
3	Euro Schatz Index	Dec. 2022	333,346	(4,314)
				2,875,375
Short Positions:
26	10 Year Euro-Bund	Dec. 2022	3,811,593	126,904
1	20 Year U.S. Treasury Bonds	Mar. 2023	127,000	(1,681)
				125,223
				$3,000,598
Forward foreign currency exchange contracts outstanding at November 30, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 12/02/22	MSI	GBP	4,315	$5,156,494	$5,201,374	$44,880	$—
Euro,
Expiring 12/02/22	BNP	EUR	25,757	26,600,140	26,806,249	206,109	—
				$31,756,634	$32,007,623	250,989	—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 12/02/22	BNP	GBP	4,315	$4,889,337	$5,201,374	$—	$(312,037)
Expiring 01/12/23	MSI	GBP	4,315	5,164,478	5,209,227	—	(44,749)
Euro,
Expiring 12/02/22	BNP	EUR	24,580	24,463,638	25,581,264	—	(1,117,626)
Expiring 12/02/22	BOA	EUR	1,177	1,149,722	1,224,985	—	(75,263)
Expiring 01/12/23	BNP	EUR	25,757	26,698,145	26,900,188	—	(202,043)
				$62,365,320	$64,117,038	—	(1,751,718)
						$250,989	$(1,751,718)

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at November 30, 2022:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
EQT Corp.	12/20/22	5.000%(Q)	12,000	0.702%	$148,346	$23,575	$124,771	CSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at November 30, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.39.V1	12/20/32	1.000%(Q)	33,915	$790,144	$189,378	$(600,766)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
under the terms of the agreement.

Total return swap agreements outstanding at November 30, 2022:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)/ 3.820%	MSI	12/20/22	(10,280)	$(175,627)	$—	$(175,627)
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)/ 3.820%	BNP	12/20/22	(4,740)	(25,617)	—	(25,617)
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)/ 3.820%	MSI	12/20/22	(4,510)	105,040	—	105,040
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)/ 3.820%	MSI	03/20/23	(5,520)	33,864	—	33,864
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)/ 3.820%	BARC	03/20/23	(2,830)	20,663	—	20,663
					$(41,677)	$—	$(41,677)
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).